Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,869	£ 4,129	£ 4,513
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,650	2,039	2,188
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,464	1,345	1,365
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	755	745	960
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	174	158
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	64
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	696	776
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,290	1,187
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	729	681
sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917	1,228
sale or return [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917
Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37	35
Other [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,534	2,784	2,929
North America [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,075	1,436	1,560
North America [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	874	816	842
North America [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	585	532	527
North America [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	113	106
North America [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	627	718
North America [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	761	710
North America [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	585	532
North America [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	448	718
Core [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	838	806	815
Core [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	306	317	324
Core [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	484	442	440
Core [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48	47	51
Core [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	55	52
Core [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	26
Core [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15	4
Core [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	429	390
Core [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22	21
Core [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	291	313
Growth [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	497	539	769
Growth [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269	286	304
Growth [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106	87	83
Growth [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	122	166	£ 382
Growth [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	0
Growth [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		38
Growth [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54	54
Growth [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100	87
Growth [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	122	128
Growth [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178	197
Growth [member] | Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 37	£ 35